SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Impairment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment losses for goodwill	¥ 0	¥ 0	¥ 0
Impairment losses of long-lived assets	¥ 1,561,235	¥ 0	¥ 3,013,416